Allowance for expected credit losses - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	£ 5,117	£ 4,903
Management adjustments
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in credit loss	245	330
Probability weighted relative to base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in credit loss	692
Impairment on drawn balances
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	£ 4,795	£ 4,580